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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21232

                      FORTRESS PINNACLE INVESTMENT FUND LLC
                      -------------------------------------
               (Exact name of registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                     10020
--------------------------------------------------------------------------------
    (Address of principal executive offices)                          (Zip code)

                    Skadden, Arps, Slate, Meagher & Flom LLP
                                 4 Times Square
                               New York, NY 10036
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

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ITEM 1.  REPORTS TO STOCKHOLDERS.

The Company's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is filed herewith as follows:

-        Financial Statements for the Six Months Ended June 30, 2003

-        Statement of Board of Directors' Aggregate Remuneration

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

Financial Statements for the Six Months Ended June 30, 2003 (Unaudited)

TABLE OF CONTENTS

                                                                                               PAGE
INDEPENDENT ACCOUNTANTS' REVIEW REPORT                                                           1

FINANCIAL STATEMENTS (Unaudited):

         Statement of Assets and Liabilities as of June 30, 2003                                 2

         Schedule of Investments as of June 30, 2003                                             3

         Statement of Operations and Financial Highlights for the Six Months
         Ended June 30, 2003                                                                     4

         Statement of Cash Flows for the Six Months Ended June 30, 2003                          5

         Statement of Changes in Net Assets for the Six Months Ended June 30,
         2003 and the Period From November 1, 2002 (Commencement of Operations)
         Through December 31, 2002                                                               6

         Notes to Financial Statements                                                           7

                     Independent Accountants' Review Report

To the Members and Trustees of
Fortress Pinnacle Investment Fund, LLC

We have reviewed the accompanying statement of assets and liabilities of Fortress Pinnacle Investment Fund, LLC (the "Company"), including the schedule of investments, as of June 30, 2003, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-months then ended. These financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets and financial highlights for the period from November 1, 2002 (commencement of operations) to December 31, 2002, and in our report dated February 28, 2003, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                        /s/ ERNST & YOUNG LLP

August 27, 2003
New York, New York
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FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                                 June 30, 2003
                                                                 -------------
ASSETS

      Investment in affiliate, at value (cost $25,500)             $ 29,038
      Cash and cash equivalents                                          23
      Other receivables                                                  37
                                                                   --------
                                                                     29,098
                                                                   --------

LIABILITIES
      Accounts payable                                                   22
                                                                   --------

NET ASSETS                                                         $ 29,076
                                                                   ========
NET ASSETS CONSISTS OF:
      Members' interest                                            $ 25,500
      Preferred equity                                                   51
      Accumulated net investment loss                                   (13)
      Accumulated net unrealized gain on affiliate investment         3,538
                                                                   --------
                                                                   $ 29,076
                                                                   ========

                       See notes to financial statements.

                                       2

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FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS
(dollar amounts in thousands)

                  Investment                               Description of Securities         Cost       Fair Value
                  ----------                               -------------------------         ----       ----------
Investment in controlled affiliate (a):

    Fortress Pinnacle Acquisition LLC, ("FPA") (b)     21.96% of the issued common shares  $ 25,500      $29,038
                                                                                           ========      =======

(a) The Company shares its investment advisor with Fortress Registered Investment Trust, which owns 78.04% of FPA. FPA is therefore an affiliate of the Company. These securities are restricted as to public resale.

(b) FPA owns 11,470,823 of the outstanding common shares of Pinnacle Holdings, Inc., comprising 56% of its issued and outstanding equity, as its sole asset at the end of the period.

Summary of Transactions with Affiliated Companies

                                                                                       Dividend, Interest,
                                                                       Cost Incurred     Realized Gains
                                                                     Six Months Ended   Six Months Ended     Fair Value of Total
          Affiliate                         Purchase Date              June 30, 2003     June 30, 2003           Investment
---------------------------------          ----------------          -----------------------------------------------------------
Fortress Pinnacle Acquisition LLC          November 1, 2002                  $   -            $   -                $ 29,038
                                                                     ======================================================

                       See notes to financial statements.

                                       3

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FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                          For the Six Months
                                                          Ended June 30, 2003
                                                          -------------------
Income
     Interest                                                   $     -
Expenses
     Professional fees                                                6
     Directors fees                                                   2
                                                                -------
                                                                      8

Net investment loss                                                  (8)

Net unrealized gain on affiliate investment                       3,538
                                                                -------

Net increase in net assets resulting from operations            $ 3,530
                                                                =======

FINANCIAL HIGHLIGHTS

                                                            For the Six Months      Period from 11/01/02
                                                            Ended June 30, 2003       through 12/31/02
                                                            -------------------     --------------------
Disclosure of certain ratios:

     Ratio of total expenses to average net assets                 .03%*                  0.54%*

     Ratio of net investment loss to average net assets           -.03%*                 -0.13%*

     Portfolio turnover rate                                         0%*                     0%*

     Total Return                                                 13.0%                  -0.13%

*annualized

                       See notes to financial statements.

                                       4

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FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                         For the Six Months
                                                                         Ended June 30, 2003
                                                                         -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                           $ 3,530
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
        Net unrealized gain on affiliate investment                             (3,538)
        Change in:
            Other receivables                                                       14
            Accounts payable                                                         8
                                                                               -------
Net cash provided by operating activities                                           14
                                                                               -------
CASH FLOWS FROM INVESTING ACTIVITIES                                                 -
                                                                               -------

CASH FLOWS FROM FINANCING ACTIVITIES                                                 -
                                                                               -------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                           14

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                       9
                                                                               -------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                       $    23
                                                                               =======

                       See notes to financial statements.

                                       5

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FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                                            Period from November 1, 2002
                                                                 For the Six Months        (Commencement of Operations)
                                                                 Ended June 30, 2003          Through December 31, 2002
                                                                 -------------------       -----------------------------
Increase (decrease) in net assets resulting from operations

             Net investment loss                                     $     (8)                      $     (5)

             Net unrealized gain on affiliate investment                3,538                              -
                                                                     --------                       --------
Net increase (decrease) in net assets resulting from
operations                                                              3,530                             (5)

Capital contributions                                                       -                         25,500
Issuance of preferred equity                                                -                             51
                                                                     --------                       --------

Net increase in net assets                                              3,530                         25,546

Net assets, beginning of period                                        25,546                              -
                                                                     --------                       --------

Net assets, end of period                                            $ 29,076                       $ 25,546
                                                                     ========                       ========

                       See notes to financial statements.

                                       6

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FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

1.       ORGANIZATION

         Fortress Pinnacle Investment Fund LLC (the "Company") was formed on July 24, 2002 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Pinnacle Acquisitions LLC ("FPA"). FPA owns 56% of the issued and outstanding common stock of Pinnacle Holdings Inc., a cell tower company.

         The members of the Company include Weyerhauser Company Master Retirement Trust ("Weyerhauser"), Aurora Cayman Limited ("Aurora"), Morgan Stanley Private Markets Fund I ("Morgan Stanley"), Howard Hughes Medical Institute ("HHMI") and FIG Advisors LLC ("FIG" and together with Weyerhauser, Aurora, Morgan Stanley and HHMI, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FPA.

         FIG is also the advisor of Fortress Registered Investment Trust, which holds 78.04% of FPA. As the Company and FPA share the same advisor, they are affiliates.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FPA.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         RISKS AND UNCERTAINTIES - In the normal course of business, the Company encounters market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

         VALUATION OF ASSETS AND LIABILITIES - The Company's investment in affiliate is accounted for under the Act. The valuation of investments is initially based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

         Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by the Company for its investment, obtaining a third party estimate of the value of its investment, significant changes in the financial position or

                                       7

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FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

         operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

         Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

         FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

         DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. No distributions have been made through June 30, 2003.

         SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date.

         CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.       ALLOCATIONS TO MEMBERS

         Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG.

         Net Losses, as defined, are first allocated to the Members other than FIG or holders of the preferred equity interest until their capital accounts have a zero balance. Remaining Net Losses are then allocated to holders of the preferred equity interest until their capital accounts have a zero balance then to the Members other than FIG or holders of the preferred equity interest.

4.       PREFERRED EQUITY INTERESTS

         The Company has issued preferred equity interests in the aggregate amount of $50,500 to 101 qualified investors. Such securities receive a 10% return, payable out of the Company's Net Profits.

         Fortress Pinnacle Investment Fund LLC
         Statement of Board of Directors' Aggregate Remuneration
         For the period ended 6/30/2003

         During the period from 1/1/2003 to 6/30/2003, total remittance of remuneration by Fortress Pinnacle Investment Fund LLC to members of the board of directors amounted to $19,493.15.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

The Company's chief executive officer and chief financial officer have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) Certification of Chief Executive Officer.

(b)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC

By: /s/ Jeffrey Rosenthal
-------------------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
-------------------------------------
Name:  Wesley R. Edens
Title: Chief Executive Officer
Date: August 29, 2003

By: /s/ Jeffrey Rosenthal
-------------------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date: August 29, 2003